American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2025

Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
AUGUST 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.4%
Alabama — 3.6%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,616,055
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,852,058
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,999,482
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,701,071
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,096,248
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,626,382
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	13,845,000	14,604,117
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,136,346
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,156,016
Jefferson County Rev., (County of Jefferson AL Sales & Use Tax), 5.00%, 9/15/35	1,000,000	1,009,998
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,310,191
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,136,823
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,486,967
Jefferson County Sewer Rev., 5.25%, 10/1/40	11,095,000	11,643,799
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,466,997
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	2,000,000	2,123,427
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,359,242
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	11,715,000	12,404,830
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 5/1/55 (GA: Royal Bank of Canada)	7,000,000	7,458,811
		133,188,860
Arizona — 4.1%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.87%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	7,445,000	7,200,836
Arizona Health Facilities Authority Rev., VRN, 2.98%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	125,000	124,952
Arizona Health Facilities Authority Rev., VRN, 2.98%, (MUNIPSA plus 0.25%), 1/1/46	3,115,000	3,091,416
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	115,000	116,067
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	175,000	175,491
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	601,994
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	785,604
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	4,320,000	4,619,785
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	4,725,000	4,821,888
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	153,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	870,000	869,978
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	629,278
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	670,190
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	319,058
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	317,262
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	252,549
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	485,601
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	420,000	390,055
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	207,513
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	513,747
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/28	2,090,000	2,248,247
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/29	2,500,000	2,744,979
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/34	2,105,000	2,344,138

Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/35	5,000,000	5,514,554
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	202,447
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	308,227
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	223,676
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	724,030
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	717,181
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	306,092
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,003,699
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,215,283
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,189,056
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,269,372
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	11,054,763
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	2,833,439
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	846,480
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	4,826,420
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,250,752
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/28	800,000	815,202
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/30	1,625,000	1,652,909
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/31	1,500,000	1,523,079
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	183,476
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,778,596
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	358,915
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	272,373
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,458,214
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	432,858
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,771,697
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,688,317
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	955,000	965,674
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/39	7,500,000	6,676,999
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,851,924
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,182,511
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,264,491
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/30	1,000,000	1,116,472
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/31	1,000,000	1,128,952
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/33	500,000	569,344
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AG)	1,725,000	1,803,342
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AG)	1,000,000	1,039,740
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/33	8,000,000	9,133,384
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,856,571
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/41	2,500,000	2,677,495
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	7,659,407
Salt Verde Financial Corp. Rev., 5.00%, 12/1/32 (GA: Citigroup, Inc.)	11,855,000	12,801,005
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(2)	2,125,000	2,183,026
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/44(2)	2,000,000	1,836,532
		148,851,604

Arkansas — 0.1%
Searcy Sales & Use Tax Rev., 4.00%, 11/1/38	2,000,000	1,879,914
Searcy Sales & Use Tax Rev., 4.00%, 11/1/39	2,000,000	1,847,039
Searcy Sales & Use Tax Rev., 4.00%, 11/1/41	1,000,000	898,651
		4,625,604
California — 2.3%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,151,736
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,665,000	1,669,034
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	785,000	786,006
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	4,850,282
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,013,308
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	485,000	484,774
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,362,768
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,269,049
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(5)	2,530,000	2,290,375
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	1,800,000	1,273,170
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	1,400,000	886,358
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	432,985
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	19,815,000	17,787,341
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,241,857
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 4), 4.00%, 9/1/27	1,455,000	1,470,320
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,114,725
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(5)	1,670,000	1,464,799
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,026,153
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,296,114
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,000,855
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/42	2,000,000	2,031,644
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,698,173
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.00%, 8/15/38	1,230,000	1,281,477
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.25%, 8/15/43	1,350,000	1,379,175
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	1,984,495
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,195,927
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,010,883
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,488,077
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	11,000,000	11,705,725
		85,647,585
Colorado — 4.6%
Adams County COP, 4.00%, 12/1/27	1,310,000	1,314,654
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,110,185
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/38 (AG)	425,000	449,793
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/39 (AG)	1,000,000	1,051,399
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/42 (AG)	765,000	780,708
Bromley Park Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	5,000,000	4,323,133
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/38 (BAM)	720,000	756,935
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/40 (BAM)	300,000	309,664
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/42 (BAM)	740,000	748,415
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/44 (BAM)	630,000	628,697

City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	299,375
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	549,219
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	434,317
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	343,821
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	644,664
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	930,203
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,148,136
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,399,128
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,154,958
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	717,235
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,562,097
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	605,233
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,162,708
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	526,909
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,451,348
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	8,877,632
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,439,076
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	1,740,000	1,888,517
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	2,455,000	2,688,056
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,576,868
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,424,527
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	7,851,133
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	2,000,000	2,173,000
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,075,753
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,812,483
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,385,046
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/26	390,000	392,943
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	400,000	407,751
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/28	250,000	256,061
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/29	2,160,000	2,210,755
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/32	600,000	611,001
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,685,832
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	508,184
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/37 (BAM)	250,000	261,929
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/38 (BAM)	250,000	259,987
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	500,000	516,640
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/44 (BAM)	1,000,000	1,002,560
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	2,360,000	2,357,236
Denver City & County School District No. 1 GO, 5.50%, 12/1/44 (ST AID WITHHLDG)	5,000,000	5,409,282
Hunters Overlook Metropolitan District No. 5 GO, 5.00%, 12/1/44 (AG)	500,000	507,681
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AG)	500,000	514,508
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AG)	1,000,000	1,051,499
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AG)	750,000	804,310
Lanterns Metropolitan District No. 1 GO, 4.00%, 12/1/44 (AG)	4,000,000	3,460,091
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/36 (BAM)	400,000	425,073
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/37 (BAM)	425,000	446,320
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/38 (BAM)	525,000	546,755
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/39 (BAM)	500,000	516,613
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/40 (BAM)	635,000	651,539
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/41 (BAM)	500,000	510,305
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/42 (BAM)	575,000	582,607
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/43 (BAM)	625,000	627,974

Meridian Village Metropolitan District No. 1 GO, 5.25%, 12/1/45 (BAM)	1,000,000	1,022,010
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/43 (ST AID WITHHLDG)	4,500,000	4,802,529
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/44 (ST AID WITHHLDG)	3,000,000	3,182,111
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,534,676
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/26 (AG)	600,000	615,769
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/28 (AG)	670,000	717,006
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	400,000	434,895
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	735,000	799,119
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	300,000	329,745
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	755,000	829,858
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	300,000	330,928
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	935,000	1,031,394
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,304,748
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/32 (AG)	500,000	553,952
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/33 (AG)	425,000	465,332
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34 (AG)	325,000	352,283
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,525,216
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35 (AG)	350,000	375,151
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,595,116
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/36 (AG)	250,000	266,053
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AG)	275,000	290,805
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,743,226
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38 (AG)	300,000	314,935
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,820,052
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/40 (AG)	1,100,000	1,140,300
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,124,978
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	1,000,000	1,038,301
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(2)	23,750,000	25,242,787
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/36 (AG)	115,000	121,549
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/37 (AG)	350,000	366,701
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/38 (AG)	265,000	275,586
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/39 (AG)	250,000	258,164
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/40 (AG)	280,000	288,068
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,235,746
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,686,583
Trails at Crowfoot Metropolitan District No. 3 GO, 5.00%, 12/1/39 (AG)	500,000	516,912
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AG)	135,000	138,951
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AG)	130,000	134,023
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AG)	210,000	224,396
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AG)	125,000	128,866

Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AG)	215,000	233,307
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AG)	125,000	128,866
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AG)	215,000	232,142
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AG)	125,000	128,863
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AG)	230,000	246,877
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AG)	135,000	139,172
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AG)	500,000	533,459
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AG)	160,000	164,929
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AG)	505,000	535,398
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AG)	285,000	300,317
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AG)	100,000	104,707
		169,027,318
Connecticut — 2.2%
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	642,146
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,598,834
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	536,697
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,354,315
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,060,560
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,038,575
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	667,178
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,782,027
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,034,244
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,510,956
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,034,929
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	1,030,000	1,061,575
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	1,000,000	1,026,511
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,017,885
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,019,973
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	294,714
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,094,744
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	410,000	411,493
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,255,525
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	622,452
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	517,029
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,133,771
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	358,708
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	408,801
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	6,500,000	6,527,589
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	6,530,000	6,533,855
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 5.00%, 7/1/64	5,000,000	5,612,932
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	2,925,000	3,147,330
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	6,000,000	6,012,146
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	4,350,000	4,404,518
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,363,953
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,607,319
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,691,624
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,092,418
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,080,326
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	1,320,000	1,322,492
		81,880,144

Delaware — 0.1%
Delaware River & Bay Authority Rev., 5.00%, 1/1/34	400,000	457,347
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	615,186
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	775,473
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(2)	975,000	946,400
		2,794,406
District of Columbia — 0.7%
District of Columbia GO, 5.00%, 8/1/42	2,500,000	2,605,801
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	15,622,458
District of Columbia Rev., 4.00%, 3/1/45	7,890,000	7,015,227
		25,243,486
Florida — 7.1%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	1,165,000	1,168,000
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,001,282
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,608,681
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	509,338
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	268,083
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,063,407
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	535,203
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	530,475
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	526,586
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	522,652
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	945,556
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	676,842
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	747,162
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	824,269
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	898,264
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	980,743
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,063,773
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,274,779
Central Florida Expressway Authority Rev., 5.00%, 7/1/41 (AG)	1,250,000	1,319,103
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	2,955,000	3,141,664
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	5,000,000	4,205,629
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,414,444
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	311,984
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	227,594
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 4.00%, 9/15/30(2)	470,000	455,604
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/40(2)	1,050,000	953,149
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/39	2,790,000	2,861,308
Florida Housing Finance Corp. Rev., (SP Palms LLC), 4.90%, 11/1/42 (FHLMC)	1,125,000	1,147,663
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.20%, 11/15/30(2)(6)	9,000,000	9,042,647
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	300,000	308,184
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	550,000	565,003
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	421,599
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	632,399
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	431,584
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	701,323
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	853,220
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,066,525
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,702,731
Fort Myers Rev., 4.00%, 12/1/30	150,000	150,537
Fort Myers Rev., 4.00%, 12/1/31	650,000	651,935

Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,775,473
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,500,314
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	8,475,000	8,240,247
Hillsborough County Housing Finance Authority Rev., (Tampa 47th Street Apartments LLC), 5.00%, 12/1/42 (FNMA)	1,535,000	1,537,144
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.00%, 11/15/34	5,000,000	5,614,614
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,232,120
Lee County Housing Finance Authority Rev., (Lofts on Lemon II LLC), 5.25%, 4/1/44 (FNMA)	2,500,000	2,532,062
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	3,915,000	3,948,055
Lee County Transportation Facilities Rev., 5.00%, 10/1/33	500,000	557,409
Lee County Transportation Facilities Rev., 5.00%, 10/1/34	525,000	585,748
Lee County Transportation Facilities Rev., 5.00%, 10/1/35	400,000	444,998
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/41 (AG)	1,220,000	1,263,132
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/42 (AG)	2,500,000	2,566,018
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)(6)	6,500,000	6,539,966
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	5,000,000	4,999,678
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	5,500,000	5,262,505
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	3,972,752
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,156,859
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,122,999
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,066,502
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/33 (AG)	1,700,000	1,901,570
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/38 (AG)	1,250,000	1,335,884
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/39 (AG)	1,350,000	1,428,294
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/40 (AG)	1,240,000	1,297,098
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	345,000	348,818
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/34 (BAM)	460,000	505,522
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/35 (BAM)	940,000	1,022,367
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/36 (BAM)	680,000	732,576
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/38 (BAM)	1,460,000	1,540,053
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/39 (BAM)	700,000	731,412
Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/43 (AG)	1,250,000	1,292,914
Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/44 (AG)	1,000,000	1,028,381
Orlando Utilities Commission Rev., 5.00%, 10/1/40	760,000	813,883
Orlando Utilities Commission Rev., 5.00%, 10/1/41	565,000	599,518
Orlando Utilities Commission Rev., 5.00%, 10/1/42	500,000	525,685
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,349,715
Orlando Utilities Commission Rev., 5.00%, 10/1/43	250,000	260,589
Osceola County Transportation Rev., 5.00%, 10/1/37	1,025,000	1,042,903
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	750,876
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	1,770,503
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	782,392
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	882,715
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,114,415
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,012,504
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,192,563
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,543,242
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,003,411
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/27 (AG)	500,000	525,616
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/28 (AG)	600,000	644,835

Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/29 (AG)	500,000	547,126
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/30 (AG)	550,000	609,439
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/32 (AG)	1,075,000	1,206,807
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	580,000	592,102
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	14,841,047
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,006,092
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,350,659
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	947,527
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,796,423
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,041,344
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,346,138
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	4,420,000	4,772,630
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.00%, 3/1/40 (AG)	1,500,000	1,561,178
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/41 (AG)	1,250,000	1,317,467
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/42 (AG)	1,085,000	1,134,532
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,043,954
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	10,000,000	8,590,083
Tampa Bay Water Rev., 5.00%, 10/1/43	1,000,000	1,044,636
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,150,996
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,434,304
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,115,927
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.25%, 1/1/30(2)	900,000	903,461
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/30 (AG)	890,000	962,536
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/33 (AG)	815,000	890,548
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/34 (AG)	485,000	525,260
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/37 (AG)	1,140,000	1,199,812
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 3.80%, 5/1/28	1,245,000	1,254,897
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 4.00%, 5/1/33	1,780,000	1,778,651
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 2.625%, 5/1/30(2)	1,685,000	1,613,937
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.00%, 5/1/35(2)	2,235,000	2,001,972
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.25%, 5/1/40(2)	2,400,000	1,978,523
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 1.80%, 5/1/26	135,000	133,629
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.55%, 5/1/31	980,000	917,055
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.85%, 5/1/36	975,000	834,122
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.00%, 5/1/41	1,460,000	1,131,532
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	4,350,000	2,973,223
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.00%, 5/1/29	765,000	753,145
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.375%, 5/1/34	3,065,000	2,902,062
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	1,235,000	1,076,656

Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.125%, 5/1/37	5,220,000	5,358,135
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.375%, 5/1/42	3,795,000	3,841,426
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.375%, 5/1/33(2)	990,000	1,011,579
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.85%, 5/1/38(2)	745,000	751,335
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.00%, 5/1/43(2)	495,000	481,063
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.20%, 5/1/39(2)	1,000,000	935,243
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.55%, 5/1/44(2)	750,000	695,205
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,048,076
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,254,838
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,074,315
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,122,276
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/39	2,150,000	2,297,219
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/40	4,500,000	4,763,774
		261,525,689
Georgia — 3.7%
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,555,012
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	1,050,000	969,535
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,597,955
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,302,397
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	6,500,000	6,555,814
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,825,963
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	12,500,000	12,731,535
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	5,000,000	5,042,933
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,878,266
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,099,027
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,382,556
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	4,355,000	4,374,916
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,159,548
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,036,110
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,695,380
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup, Inc.)	20,200,000	20,316,903
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,585,000	1,608,763
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	3,215,000	3,405,968
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,327,113
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	3,635,000	3,884,169
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	11,061,432
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	2,500,000	2,657,632
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,068,669
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	10,000,000	10,579,799
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,123,667
Municipal Electric Authority of Georgia Rev., 5.25%, 1/1/41 (BAM)	1,150,000	1,221,286
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/42	2,100,000	2,145,801
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,368,741
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,622,604
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	1,900,291
		135,499,785
Guam — 0.2%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/42	1,000,000	1,030,284
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/44	1,000,000	1,037,757

Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/45	1,000,000	1,033,664
Territory of Guam Rev., 5.00%, 1/1/30	850,000	910,799
Territory of Guam Rev., 5.00%, 1/1/31	875,000	945,309
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,358,600
		6,316,413
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	980,000	1,074,903
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/41	2,500,000	2,623,829
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/42	1,000,000	1,039,317
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/43	1,000,000	1,030,650
		5,768,699
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	2,760,000	2,973,714
Illinois — 8.1%
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,009,686
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AG)	1,670,000	1,686,896
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AG)	1,000,000	1,004,962
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,393,229
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/31 (BAM)	910,000	1,001,316
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/33 (BAM)	500,000	553,051
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/35 (BAM)	1,150,000	1,251,712
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/36 (BAM)	830,000	892,736
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/37 (BAM)	1,000,000	1,066,343
Chicago GO, 5.00%, 1/1/30	6,600,000	6,983,475
Chicago GO, 4.00%, 1/1/35	3,000,000	2,844,046
Chicago GO, 5.25%, 1/1/38	5,000,000	5,060,445
Chicago GO, 6.00%, 1/1/38	5,000,000	5,076,484
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	6,705,000	7,077,005
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	8,295,000	8,776,249
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	1,250,000	1,302,829
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	2,250,000	2,351,413
Chicago Board of Education GO, 5.00%, 12/1/32 (AG)	1,000,000	1,040,552
Chicago Board of Education GO, 5.00%, 12/1/33 (AG)	1,450,000	1,502,273
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,233,698
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,325,477
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,342,670
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,109,300
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,351,255
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,241,186
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/39 (BAM)	1,190,000	1,262,092
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/40 (BAM)	1,700,000	1,782,187
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/41 (BAM)	1,950,000	2,027,507
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,342,565
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,520,648
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AG)	6,000,000	6,612,020
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,802,765
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,049,189
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,037,681
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,054,357
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,306,704
Chicago Waterworks Rev., 5.00%, 11/1/31 (AG)	1,650,000	1,833,867
Chicago Waterworks Rev., 5.00%, 11/1/32 (AG)	1,570,000	1,621,137

Chicago Waterworks Rev., 5.00%, 11/1/41	1,000,000	1,024,978
Chicago Waterworks Rev., 5.00%, 11/1/42	845,000	859,503
Cook County GO, 5.00%, 11/15/29	3,270,000	3,354,164
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,182,653
Cook County Sales Tax Rev., 5.00%, 11/15/42 (BAM-TCRS)	3,000,000	3,050,812
Cook County Sales Tax Rev., 5.00%, 11/15/43 (BAM-TCRS)	2,000,000	2,020,581
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	7,275,000	7,449,819
Decatur GO, 5.00%, 3/1/26 (AG)	1,000,000	1,011,232
Decatur GO, 5.00%, 3/1/27 (AG)	1,080,000	1,093,609
Decatur GO, 5.00%, 3/1/28 (AG)	1,205,000	1,219,678
Decatur GO, 5.00%, 3/1/30 (AG)	1,330,000	1,344,616
Decatur GO, 5.00%, 3/1/31 (AG)	1,395,000	1,410,192
Decatur GO, 5.00%, 3/1/33 (AG)	1,545,000	1,560,677
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	356,651
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	411,764
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	782,560
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/27, Prerefunded at 100% of Par(1)	6,060,000	6,195,049
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	1,540,000	1,513,915
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/43 (GA: Centerpoint Properties TR)(2)	5,000,000	4,807,300
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(2)	500,000	500,681
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(2)	1,165,000	1,166,587
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(2)	5,000,000	5,006,812
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	989,139
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,822,021
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,108,950
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	512,743
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	321,920
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	509,365
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	578,334
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	975,709
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,502,881
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.25%, 10/1/39(2)	1,350,000	1,359,058
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/44(2)	800,000	736,704
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	335,471
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	707,478
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	729,945
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,004,171
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,479,568
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/30(6)	1,000,000	1,106,704
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/31(6)	2,000,000	2,226,022
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/32(6)	1,000,000	1,122,606
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/33(6)	1,000,000	1,130,204
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	10,879,958
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35(6)	1,500,000	1,704,444
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	4,925,223
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	4,230,000	4,548,584
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/35 (AG)(6)	4,615,000	5,163,987
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,050,812
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,048,236
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	6,410,000	6,427,322
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	4,080,000	4,402,870
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,748,448
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	2,670,000	2,783,368

Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/36 (NPFG)(5)	4,000,000	2,453,895
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/41 (AG-CR)(5)	1,245,000	554,025
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/34 (BAM)	2,210,000	2,459,723
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/35 (BAM)	1,865,000	2,047,666
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/36 (BAM)	2,525,000	2,743,897
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/26, Prerefunded at 100% of Par(1)	3,000,000	3,057,829
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	2,500,000	2,597,776
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,742,923
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,870,915
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,701,923
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,190,234
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,537,646
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,035,592
State of Illinois GO, 5.25%, 5/1/43	2,000,000	2,040,859
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,304,213
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,763,268
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,329,339
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,615,759
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,144,710
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,774,967
Village of Westchester GO, 5.00%, 12/15/41 (BAM)	500,000	515,547
Village of Westchester GO, 5.00%, 12/15/42 (BAM)	1,000,000	1,020,336
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AG)(1)	55,000	55,468
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AG)	2,760,000	2,779,923
		297,335,518
Indiana — 1.2%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,121,941
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,008,244
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,503,719
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	345,831
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	440,213
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	813,597
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	834,534
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,899,128
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,009,938
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,039,642
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,058,874
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/32	700,000	764,666
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/33	945,000	1,033,892
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/42	1,300,000	1,310,959
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/43	1,200,000	1,201,281
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/34	1,210,000	1,384,901
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,840,744
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	3,555,000	3,822,096
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/28	1,480,000	1,547,172
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	1,560,000	1,624,144
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	1,560,000	1,570,844
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/35	1,120,000	1,187,424
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/36	1,345,000	1,408,566
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/37	1,415,000	1,349,829
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/38	1,250,000	1,168,737
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.125%, 7/1/39	1,300,000	1,209,976
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.25%, 7/1/44	2,000,000	1,755,646

Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	800,000	800,526
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	3,100,000	3,081,550
		43,138,614
Iowa — 0.4%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	6,750,000	7,709,618
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,275,000	1,416,486
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,398,635
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.60%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,882,757
		15,407,496
Kansas — 0.2%
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/41 (AG)	1,415,000	1,444,079
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/42 (AG)	1,485,000	1,508,055
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/43 (AG)	1,180,000	1,195,363
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/43 (AG)	875,000	868,816
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AG)	525,000	517,650
		5,533,963
Kentucky — 1.0%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	933,700
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	573,973
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	487,683
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	447,666
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	360,428
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	690,441
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	395,000	397,779
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,626,586
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	12,930,667
Kentucky Public Energy Authority Rev., VRN, 5.25%, 6/1/55 (GA: Morgan Stanley)	5,000,000	5,325,547
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/31 (BAM)	2,000,000	2,112,215
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/33 (BAM)	1,750,000	1,835,797
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AG)	1,100,000	1,125,853
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AG)	2,000,000	2,050,829
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AG)	2,245,000	2,296,492
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AG)	1,500,000	1,531,183
		36,726,839
Louisiana — 1.2%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/43 (AG)(6)	1,500,000	1,534,865
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/44 (AG)(6)	1,905,000	1,936,467
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 5.00%, 12/1/39 (BAM)	500,000	524,343
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 4.00%, 12/1/44 (BAM)	3,000,000	2,575,391
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/39 (BAM)	1,500,000	1,597,695
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/40 (BAM)	1,250,000	1,314,944
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/41 (BAM)	1,000,000	1,045,073
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	6,000,000	6,023,933
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,710,402
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,825,080
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AG)	500,000	512,992
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AG)	800,000	853,374
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AG)	350,000	371,936
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AG)	1,100,000	1,160,457
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AG)	1,200,000	1,258,210

New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AG)	1,200,000	1,246,662
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	4,950,000	4,995,149
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	12,600,000	12,708,199
		43,195,172
Maryland — 1.1%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.25%, 6/1/26	500,000	500,823
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,509,998
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,334,809
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	565,000	567,126
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,481,398
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,571,249
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	6,500,000	5,966,981
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/26 (AG)	375,000	379,068
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland College Park), 5.00%, 6/1/35 (AG)	1,230,000	1,238,853
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	515,891
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,040,242
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	479,790
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	592,460
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,088,407
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,922,440
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	1,200,000	1,285,524
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	1,075,000	1,138,625
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,130,046
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,159,738
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	460,070
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	439,688
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	177,299
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	123,463
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	133,682
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	179,691
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	256,049
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	306,179
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	330,658
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,562,877
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,591,722
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,168,550
		41,633,396
Massachusetts — 2.2%
Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,309,699
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,544,609
Massachusetts GO, 5.00%, 10/1/37	10,000,000	10,799,505
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	5,130,000	5,541,481
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/43	5,000,000	5,233,796
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	418,462
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	830,330
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,107,107
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,097,771
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,372,214

Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,244,583
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,075,080
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,704,001
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/26	2,280,000	2,305,687
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,132,059
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/35	550,000	617,080
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,326,712
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/44(2)	1,000,000	931,974
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,268,538
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,169,011
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(2)	2,000,000	2,004,450
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	181,894
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	327,335
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	245,000	271,377
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	275,000	304,607
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	300,000	332,299
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	315,000	348,914
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	359,991
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	350,000	387,682
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	400,000	443,065
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	465,000	515,063
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,864,954
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(2)	1,000,000	928,001
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	4,500,000	4,694,533
		81,993,864
Michigan — 2.7%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,689,767
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,078,492
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,518,620
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,140,481
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,583,518
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,685,678
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,854,608
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,985,210
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,840,495
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,454,801
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,570,185
Detroit GO, 5.00%, 4/1/32	1,275,000	1,376,453
Detroit GO, 5.00%, 4/1/35	1,000,000	1,026,822
Detroit GO, 5.00%, 4/1/36	3,215,000	3,372,167
Detroit GO, 5.00%, 4/1/37	1,750,000	1,783,185
Detroit GO, 5.00%, 4/1/38	1,950,000	2,013,071
Detroit GO, 4.00%, 4/1/41	1,100,000	974,470
Detroit GO, 4.00%, 4/1/42	525,000	453,455
Detroit GO, 6.00%, 5/1/43	250,000	267,115
Detroit GO, 5.00%, 4/1/46	1,745,000	1,700,581

Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/38	1,300,000	1,394,934
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/39	500,000	529,379
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	1,360,000	1,430,453
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/41	1,500,000	1,561,399
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	2,265,000	2,336,657
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/28	1,200,000	1,285,967
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/29	1,700,000	1,851,814
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	1,955,000	2,175,282
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/38	1,000,000	1,083,739
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/26	3,500,000	3,575,238
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29	4,000,000	4,376,272
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,016,915
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AG), (Q-SBLF)	1,480,000	1,496,720
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AG), (Q-SBLF)	1,630,000	1,646,911
Livonia Public Schools GO, 5.00%, 5/1/33 (AG)	400,000	452,225
Livonia Public Schools GO, 5.00%, 5/1/35 (AG)	505,000	556,654
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	3,370,000	3,502,330
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,128,227
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,664,824
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,239,180
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/34	2,000,000	1,980,972
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/36	1,200,000	1,162,179
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	5,455,000	5,932,739
Port Huron Area School District GO, 4.00%, 5/1/30 (AG)	1,080,000	1,087,708
Port Huron Area School District GO, 4.00%, 5/1/31 (AG)	2,005,000	2,015,846
State of Michigan Trunk Line Rev., 5.00%, 11/15/32	1,500,000	1,718,478
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,728,223
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AG)	1,750,000	1,898,020
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AG)	600,000	658,494
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AG)	1,250,000	1,361,158
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,491,992
		97,710,103
Minnesota — 0.1%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,036,671
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,022,976
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	383,137
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	369,398
		2,812,182
Mississippi — 0.5%
Hinds County COP, 4.625%, 9/1/54 (BAM)(2)	3,840,000	3,277,253
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.75%, 9/2/25 (GA: Chevron Corp.)	7,100,000	7,100,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System), 6.875%, 12/1/40 (AG)	4,250,000	4,315,338
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	4,685,000	4,556,572
		19,249,163
Missouri — 1.2%
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/26	805,000	814,161
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/27	1,100,000	1,138,936
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/30	1,355,000	1,397,253
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/31	1,255,000	1,290,435
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,084,415

Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,079,268
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	6,000,000	6,046,943
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 5.00%, 4/1/59	2,080,000	2,303,763
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.00%, 2/1/26	480,000	483,040
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/44	700,000	689,961
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	959,341
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.00%, 6/1/29	4,500,000	4,820,521
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/40	1,100,000	1,184,584
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/41	2,100,000	2,240,416
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	825,000	912,330
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	265,318
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	529,414
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	552,389
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	495,978
Phelps County Rev., (Phelps County Regional Medical Center), 5.00%, 12/1/40	1,000,000	1,020,165
Phelps County Rev., (Phelps County Regional Medical Center), 5.75%, 12/1/45	2,700,000	2,825,424
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	3,500,000	3,412,855
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	506,898
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	992,665
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	649,527
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,997,573
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,000,000	927,117
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,105,000	979,886
		42,600,576
Nebraska — 1.7%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	4,390,000	4,641,331
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	14,000,000	14,742,778
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	37,220,377
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,917,116
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	1,986,465
		61,508,067
Nevada — 1.2%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	751,311
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	776,924
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,270,000	1,336,271
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,840,000	1,951,738
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,372,005
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,105,133
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,109,125
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,087,258
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,076,314
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/34	650,000	721,847
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/35	700,000	767,551
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/36	1,000,000	1,085,695

Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/37	795,000	859,276
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/38	800,000	854,445
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	430,000	368,585
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	955,000	758,069
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	915,000	744,056
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	370,217
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	925,000	876,722
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	460,000	418,745
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	500,000	414,916
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	945,000	902,638
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	645,000	477,336
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,360,000	2,295,291
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,410,000	921,290
Las Vegas Special Improvement District No. 817 Special Assessment, 5.50%, 6/1/38	375,000	390,757
Las Vegas Special Improvement District No. 817 Special Assessment, 5.75%, 6/1/43	500,000	513,971
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/29	1,485,000	1,596,524
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/34	1,010,000	1,057,663
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/36	1,000,000	1,036,927
Reno Rev., (County of Washoe NV Sales Tax), 4.00%, 6/1/43	1,000,000	921,177
State of Nevada GO, 5.00%, 5/1/37	6,960,000	7,606,756
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,585,007
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	3,035,000	3,224,555
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	2,893,674
		44,229,769
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	915,276
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	700,495
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	839,415
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,390,528
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,119,617
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,392,550
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	13,407,249	13,330,956
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	1,145,000	1,153,719
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/40	2,000,000	2,015,229
		22,857,785
New Jersey — 3.8%
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AG)	1,000,000	1,017,031
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AG)	1,100,000	1,141,651
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/27 (BAM)	3,000,000	3,116,388
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/28 (BAM)	6,000,000	6,247,298
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/33	1,000,000	1,015,165
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 6/15/27	5,000,000	5,151,778
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,167,443
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/30	5,150,000	5,535,806
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/31	4,790,000	5,215,441
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	2,500,000	2,650,537
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,650,198
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(1)	1,500,000	1,527,881
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(1)	1,500,000	1,527,881
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	1,515,000	1,503,043

New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,039,384
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,030,974
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28, Prerefunded at 100% of Par(1)	3,500,000	3,800,068
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/29	2,770,000	2,988,806
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/31	6,000,000	6,507,457
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	4,000,000	4,164,776
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/35	17,500,000	18,171,695
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/37	1,000,000	1,065,033
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	1,855,000	1,858,522
New Jersey Turnpike Authority Rev., 5.00%, 1/1/43	2,000,000	2,087,026
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,032,051
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,640,000	1,701,637
New Jersey Turnpike Authority Rev., 5.00%, 1/1/45	1,500,000	1,549,388
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,036,682
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,375,704
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,680,249
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,060,127
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,077,141
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,150,479
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,842,087
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	5,500,000	5,700,859
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,093,430
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	7,000,000	7,128,867
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,014,007
		139,623,990
New Mexico — 0.1%
Aspire Public Improvement District Special Tax, 4.45%, 10/1/33	375,000	373,857
Aspire Public Improvement District Special Tax, 5.05%, 10/1/44	415,000	373,230
New Mexico Finance Authority Rev., 5.00%, 6/1/28	310,000	310,519
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	800,900
		1,858,506
New York — 9.6%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,711,417
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/36	5,855,000	5,882,564
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	10,000,000	9,318,489
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/43	10,000,000	10,269,408
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,884,238
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	920,778
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,570,049
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	4,500,000	4,493,245
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,199,756
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,736,494
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	6,842,519
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,161,452
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	2,939,552
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,258,207
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/38	770,000	816,289
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/39	1,100,000	1,154,855
New York City GO, 5.00%, 8/1/35	5,900,000	6,477,067
New York City GO, 5.00%, 8/1/37	5,520,000	5,942,258
New York City GO, 5.25%, 10/1/39	2,000,000	2,136,870
New York City GO, 5.00%, 2/1/40	3,400,000	3,610,574
New York City GO, 5.25%, 10/1/40	3,000,000	3,183,880
New York City GO, 4.00%, 9/1/46	4,960,000	4,364,199

New York City GO, 4.00%, 3/1/47	5,000,000	4,357,450
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,033,553
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,766,368
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.50%, 6/15/39	3,000,000	3,397,331
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,236,954
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,432,397
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	9,145,000	8,266,322
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	6,943,575
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/41	5,000,000	5,275,369
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 11/1/27	1,000,000	1,056,375
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 11/1/29	6,155,000	6,781,425
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 5/1/36	1,740,000	1,902,705
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,592,048
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,289,281
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	377,508
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,355,207
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,058,632
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/39	2,000,000	2,105,471
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,099,099
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	10,661,279
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,385,013
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	11,031,383
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AG)	1,000,000	1,119,211
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AG)	400,000	441,847
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AG)	475,000	518,494
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AG)	700,000	766,703
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,799,935
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,356,186
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,317,977
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	5,000,000	5,646,769
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/33	5,000,000	5,678,845
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/38	13,490,000	13,801,418
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	2,135,000	2,072,685
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	11,645,000	10,997,285
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/46	5,040,000	4,417,517
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,557,599
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	3,270,000	3,279,737
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	1,365,000	1,375,008
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	4,959,010
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	5,000,000	5,281,144
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,615,386
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/37	1,280,000	1,332,887
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,073,402
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,483,192
State of New York GO, 5.00%, 3/15/40	1,675,000	1,810,027
State of New York GO, 5.00%, 3/15/41	1,750,000	1,876,713
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,804
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,000,727
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	994,438
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	596,718
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	803,930

Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,578,726
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,295,087
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,336,232
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000,000	1,046,138
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	1,350,000	1,402,903
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,375,000	1,419,697
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	1,500,000	1,529,482
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,617,090
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,173,406
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/35	3,750,000	4,042,373
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AG)	2,000,000	2,209,338
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AG)	2,000,000	2,208,294
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AG)	1,500,000	1,665,368
		353,508,633
North Carolina — 1.8%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,238,887
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,383,191
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,058,221
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,621,214
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,443,117
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 3.625%, 1/15/48	1,000,000	1,012,139
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 3.25%, 1/15/50	3,500,000	3,519,818
Greenville Utilities Commission Rev., 5.00%, 9/1/43	2,170,000	2,262,270
Greenville Utilities Commission Rev., 5.00%, 9/1/44	3,230,000	3,347,964
Nash Health Care Systems Rev., 5.00%, 2/1/32	2,500,000	2,734,549
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,663,643
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	993,307
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	897,633
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.25%, 9/1/28	1,090,000	1,090,327
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,022,169
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	585,076
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,821,164
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,035,580
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,105,592
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,141,066
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,247,709
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group NC), 4.00%, 10/1/45	1,000,000	827,545
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28	525,000	525,180
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,046,015
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AG)	2,570,000	2,714,551
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	15,921,906
State of North Carolina Rev., 5.00%, 3/1/40	2,250,000	2,399,168
State of North Carolina Rev., (State of North Carolina Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,399,049
		66,058,050
Ohio — 2.2%
American Municipal Power, Inc. Rev., 5.00%, 2/15/34	980,000	1,075,039
American Municipal Power, Inc. Rev., 5.00%, 2/15/36	1,080,000	1,170,276
American Municipal Power, Inc. Rev., 5.00%, 2/15/37	1,135,000	1,216,054
American Municipal Power, Inc. Rev., 5.00%, 2/15/38	1,190,000	1,259,546
American Municipal Power, Inc. Rev., 5.00%, 2/15/40	1,315,000	1,360,197
American Municipal Power, Inc. Rev., 5.00%, 2/15/41	1,380,000	1,412,975

American Municipal Power, Inc. Rev., 5.00%, 2/15/42	1,450,000	1,470,705
American Municipal Power, Inc. Rev., 5.00%, 2/15/43	1,520,000	1,529,298
American Municipal Power, Inc. Rev., 5.00%, 2/15/44	1,595,000	1,592,782
American Municipal Power, Inc. Rev., 5.00%, 2/15/45	1,550,000	1,532,960
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	3,055,000	3,181,692
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	3,145,000	3,250,700
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	6,505,000	6,675,745
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	4,997,383
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	5,000,000	4,586,309
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	620,000	633,178
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,651,643
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	2,025,000	2,031,961
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,015,042
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,642,223
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,786,458
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	3,600,000	3,616,277
Hamilton Sewer System Rev., 5.00%, 12/1/25	2,250,000	2,263,648
Hamilton Sewer System Rev., 5.00%, 12/1/26	2,000,000	2,063,775
Hamilton Sewer System Rev., 5.00%, 12/1/27	1,125,000	1,192,813
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/41	500,000	517,986
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/42	1,000,000	1,028,892
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/43	1,000,000	1,023,906
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	398,433
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	456,998
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	794,250
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	729,710
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,221,727
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	819,884
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,550,923
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,566,610
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,121,195
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	3,040,000	3,347,877
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	765,371
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,084,016
Toledo GO, 5.00%, 12/1/37 (BAM)	395,000	425,967
Toledo GO, 5.00%, 12/1/38 (BAM)	350,000	373,455
Toledo GO, 5.00%, 12/1/39 (BAM)	440,000	465,367
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,466,050
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,871,670
		81,238,966
Oklahoma — 0.2%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41(6)	1,210,000	1,285,226
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42(6)	1,380,000	1,448,717
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	4,803,239
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	875,233
		8,412,415
Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/32	500,000	506,010
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/37	500,000	495,470
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	3,900,000	3,493,303

Clackamas County School District No. 12 North Clackamas GO, Capital Appreciation, 0.00%, 6/15/35 (SCH BD GTY)(5)	10,000,000	6,493,901
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,204,290
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/32 (SCH BD GTY)(5)	1,000,000	804,841
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/33 (SCH BD GTY)(5)	1,000,000	768,960
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/34 (SCH BD GTY)(5)	1,000,000	732,784
Oregon State Lottery Rev., 5.00%, 4/1/40	750,000	804,962
Oregon State Lottery Rev., 5.00%, 4/1/41	500,000	531,108
Oregon State Lottery Rev., 5.25%, 4/1/42	500,000	537,778
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,402,284
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	711,565
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35	3,710,000	4,123,337
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,192,450
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	534,882
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	500,000	531,729
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	529,102
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	825,329
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/41 (SCH BD GTY)(5)	6,500,000	3,116,984
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/42 (SCH BD GTY)(5)	5,000,000	2,251,165
		34,592,234
Pennsylvania — 4.7%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	1,045,000	1,045,199
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,236,160
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,008,503
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	602,117
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	4,000,000	4,262,179
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AG)	2,750,000	2,574,406
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,645,796
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,639,008
Commonwealth Financing Authority Rev., 5.00%, 6/1/33	3,205,000	3,347,110
Commonwealth Financing Authority Rev., 5.00%, 6/1/34	2,765,000	2,877,414
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	11,150,000	10,663,770
Delaware River Port Authority Rev., 5.00%, 1/1/39	6,000,000	6,503,206
Delaware River Port Authority Rev., 5.00%, 1/1/40	2,100,000	2,258,984
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,058,346
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,114,186
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,168,889
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,222,649
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,280,744
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,049,672
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,551,605
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,316,030
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/29	1,355,000	1,462,198
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/30	1,060,000	1,154,811
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/31	1,110,000	1,214,079
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/32	1,545,000	1,695,804
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/33	1,610,000	1,762,641
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/34	1,265,000	1,383,126
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/35	465,000	506,011
Luzerne County Industrial Development Authority Rev., (County of Luzerne PA), 5.00%, 12/15/27 (AG)	1,000,000	1,005,066
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	8,000,000	7,907,707

Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	516,792
Pennsylvania COP, 5.00%, 7/1/29	600,000	633,428
Pennsylvania COP, 5.00%, 7/1/30	750,000	789,189
Pennsylvania COP, 5.00%, 7/1/31	850,000	889,839
Pennsylvania COP, 5.00%, 7/1/35	450,000	464,598
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	2,275,000	2,284,740
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	3,924,926
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,136,553
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,228,933
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	544,254
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	566,102
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,060,291
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,006,724
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/27 (AG)	1,000,000	1,043,871
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/29 (AG)	1,465,000	1,526,388
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/30 (AG)	2,960,000	3,081,182
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/31 (AG)	1,610,000	1,670,483
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/32 (AG)	1,800,000	1,862,393
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/34	1,000,000	1,113,378
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/35	1,000,000	1,101,960
Philadelphia Municipal Authority Rev., (City of Philadelphia PA), 5.00%, 4/1/26	1,750,000	1,773,816
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/41 (AG)	2,000,000	2,108,938
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/42 (AG)	1,000,000	1,044,154
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/43 (AG)	1,325,000	1,373,734
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AG)	1,280,000	1,453,643
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AG)	1,500,000	1,673,689
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,594,914
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,713,766
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,047,896
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,877,338
Reading School District GO, 5.00%, 3/1/28 (AG), (ST AID WITHHLDG)	1,025,000	1,061,881
Reading School District GO, 5.00%, 3/1/35 (AG), (ST AID WITHHLDG)	2,000,000	2,038,244
Reading School District GO, 5.00%, 3/1/37 (AG), (ST AID WITHHLDG)	1,500,000	1,521,100
Reading School District GO, 5.00%, 3/1/38 (AG), (ST AID WITHHLDG)	1,500,000	1,517,132
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,254,079
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	522,602
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	506,387
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,102,023
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,302,165
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,177,747
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,697,840
Scranton GO, 5.00%, 11/15/28 (AG)	1,545,000	1,642,821
Scranton GO, 5.00%, 11/15/29 (AG)	1,875,000	2,020,382
Scranton GO, 5.00%, 11/15/30 (AG)	920,000	1,000,204
Scranton GO, 5.00%, 11/15/31 (AG)	1,675,000	1,820,624
Scranton GO, 5.00%, 11/15/32 (AG)	1,520,000	1,636,031
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,039,845
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,701,801
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	771,151
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,400,598
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,125,994
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	318,360
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	417,879
		172,222,218

Puerto Rico — 0.1%
Puerto Rico GO, VRN, 0.00%, 11/1/51	3,116,065	1,725,521
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	15,000,000	3,501,236
		5,226,757
Rhode Island — 0.4%
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/27 (AG)	1,635,000	1,710,943
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/29 (AG)	1,810,000	1,886,415
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/32 (AG)	2,000,000	2,060,735
Providence Public Building Authority Rev., (City of Providence RI), 4.00%, 9/15/33 (AG)	5,620,000	5,678,151
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/40 (AG)	1,100,000	1,176,215
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/41 (AG)	1,000,000	1,057,420
		13,569,879
South Carolina — 0.9%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.00%, 11/1/30	330,000	326,860
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	1,000,000	885,222
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,136,946
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,072,945
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,485,606
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,642,449
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,045,215
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/42	500,000	460,861
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/43	515,000	467,419
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/44	500,000	447,968
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/45	750,000	662,623
Greenville County School District Rev., 5.00%, 12/1/25	2,500,000	2,514,539
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,167,575
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,086,043
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	8,793,762
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	320,000	312,769
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	893,021
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	995,000	800,603
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.25%, 11/15/39	820,000	843,492
		34,045,918
Tennessee — 1.2%
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/39	550,000	617,103
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/40	825,000	919,934
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/41	1,000,000	1,104,033
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/42	700,000	766,850
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/43	550,000	598,658
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/45	1,470,000	1,584,764
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	1,530,000	1,654,664
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	1,820,000	1,827,903
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	716,292
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	600,710
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	648,888
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	937,601
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,389,486
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/38 (AG)	1,310,000	1,398,224

Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/39 (AG)	4,505,000	4,766,895
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/41	3,225,000	3,424,804
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/42	2,000,000	2,104,869
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	415,311
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	375,283
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	475,356
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	475,333
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	301,324
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	245,044
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	370,161
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	367,342
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	520,680
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	516,911
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	512,413
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.00%, 6/1/44(2)	4,335,000	4,034,599
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	3,750,000	3,958,285
Tennessee Energy Acquisition Corp. Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	6,000,000	6,363,204
		44,992,924
Texas — 14.3%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,514,646
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,052,959
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,153,157
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,043,515
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,039,412
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)	2,175,000	2,407,957
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)	4,300,000	4,799,092
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)	1,300,000	1,436,437
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,725,401
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/38 (PSF-GTD)	1,380,000	1,474,950
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	7,831,593
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,249,820
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,771,839
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,349,530
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,166,183
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	956,888
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,051,311
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,126,059
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	12,105,000	13,052,398
Chambers County Justice Center Public Facilities Corp. Rev., (County of Chambers TX), 5.00%, 6/1/38	1,000,000	1,054,118
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	3,872,155
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,120,778
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	509,364
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,645,531
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	2,000,651
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,761,777
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,824,303
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	2,750,000	3,038,703
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,069,803
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/40 (PSF-GTD)	5,375,000	5,570,645
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/41 (PSF-GTD)	3,850,000	3,953,606
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	506,892
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	961,667
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	872,355
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	620,335

Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	500,929
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,426,925
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/35 (PSF-GTD)	385,000	413,023
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	595,894
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	278,258
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,505,075
Corpus Christi Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,133,954
Corpus Christi Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,129,965
Corpus Christi Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,118,209
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,094,727
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,232,663
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,071,681
Cypress-Fairbanks Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	3,500,000	3,111,537
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,377,621
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,535,144
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,080,567
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,068,438
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,234,547
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,588,035
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	1,375,000	1,456,991
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	1,500,000	1,483,691
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,275,421
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,109,896
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,475,509
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,739,200
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	200,185
Denton Independent School District GO, VRN, 4.00%, 8/15/55 (PSF-GTD)	4,000,000	4,205,375
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,213,490
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,128,081
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/40 (BAM)(5)	2,840,000	1,385,470
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/41 (BAM)(5)	3,000,000	1,372,176
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/42 (BAM)(5)	7,400,000	3,171,991
Fort Bend Independent School District GO, 5.00%, 8/15/39 (PSF-GTD)	1,445,000	1,547,136
Fort Bend Independent School District GO, 5.00%, 8/15/40 (PSF-GTD)	2,775,000	2,943,801
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	5,600,000	5,727,993
Fort Bend Toll Road Rev., 5.00%, 3/1/32 (AG)	600,000	672,499
Fort Bend Toll Road Rev., 5.00%, 3/1/33 (AG)	800,000	901,594
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	700,000	789,161
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	750,000	845,530
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AG)	700,000	780,660
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AG)	1,000,000	1,126,730
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	800,000	880,844
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	1,000,000	1,111,053
Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AG)	500,000	544,086
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AG)	500,000	537,970
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,490,844
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,450,855
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,454,576
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/38 (AG)	255,000	248,720
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/39 (AG)	330,000	318,132
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/41 (AG)	800,000	768,126
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/43 (AG)	1,000,000	935,537
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,258,334
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,653,359
Galveston Wharves & Terminal Rev., 5.00%, 8/1/33	1,175,000	1,292,350

Galveston Wharves & Terminal Rev., 5.00%, 8/1/34	2,215,000	2,414,591
Galveston Wharves & Terminal Rev., 5.00%, 8/1/35	2,590,000	2,793,297
Galveston Wharves & Terminal Rev., 5.25%, 8/1/40	975,000	1,030,625
Galveston Wharves & Terminal Rev., 5.25%, 8/1/42	1,250,000	1,299,142
Galveston Wharves & Terminal Rev., 5.25%, 8/1/44	1,175,000	1,204,647
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AG)	800,000	895,160
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AG)	600,000	665,322
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AG)	960,000	1,048,906
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AG)	830,000	891,244
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AG)	525,000	553,086
Garland Water & Sewer System Rev., 5.00%, 3/1/41	1,200,000	1,253,134
Garland Water & Sewer System Rev., 5.00%, 3/1/43	1,475,000	1,512,226
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,135,338
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,337,871
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	761,779
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	606,144
Georgetown Utility System Rev., 5.00%, 8/15/40	1,000,000	1,048,640
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	6,942,750
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	6,983,678
Harris County Rev., (County of Harris TX Toll Road), 5.00%, 8/15/28	1,000,000	1,001,564
Harris County Rev., (County of Harris TX Toll Road), 5.00%, 8/15/29	1,000,000	1,001,480
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine Obligated Group), 5.00%, 5/15/29	4,000,000	4,289,070
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	430,000	434,049
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,733,253
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	1,000,488
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	2,250,000	2,412,261
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,517,735
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	2,980,760
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/30 (AG)	515,000	560,704
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/32 (AG)	285,000	312,346
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/35 (AG)	1,000,000	1,088,902
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/37 (AG)	1,200,000	1,286,125
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/39 (AG)	1,250,000	1,321,824
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,345,261
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,009,673
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,253,743
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	1,990,117
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,148,643
Houston GO, 5.25%, 3/1/39	2,000,000	2,146,902
Houston GO, 5.25%, 3/1/40	1,145,000	1,217,311
Houston GO, 5.25%, 3/1/42	2,750,000	2,882,228
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	424,715
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	907,897
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,053,678
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	711,252
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,192,425
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	2,885,448
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,112,009

Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,282,196
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	590,915
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	965,531
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	953,643
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	949,814
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	5,994,468
Lewisville Independent School District GO, 5.00%, 8/15/38 (PSF-GTD)	3,000,000	3,240,013
Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	3,635,000	3,956,772
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	5,700,000	5,456,782
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	4,801,644
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	1,810,000	1,816,812
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AG)	700,000	725,106
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AG)	460,000	474,216
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AG)	500,000	506,119
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,041,326
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,041,326
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,041,326
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,670,000	1,737,690
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,625,967
North Texas Tollway Authority Rev., 5.00%, 1/1/41	2,145,000	2,240,837
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	7,825,000	8,103,939
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(5)	14,000,000	8,315,243
Northside Independent School District GO, 5.00%, 8/15/33 (PSF-GTD)	1,035,000	1,176,763
Northside Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,139,785
Northside Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,109,743
Northside Independent School District GO, 5.00%, 8/15/37 (PSF-GTD)	1,225,000	1,340,113
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	6,000,000	6,003,265
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,513,038
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	1,990,629
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/39 (BAM)	1,000,000	1,078,017
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/42 (BAM)	1,000,000	1,044,222
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,427,358
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,457,728
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	770,326
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	945,337
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,754,933
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,012,911
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	778,251
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	531,824
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	703,433
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,075,988
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,169,103
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	3,150,000	3,452,395
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/31 (PSF-GTD)(5)	850,000	715,118
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/32 (PSF-GTD)(5)	1,100,000	887,896
San Antonio GO, 4.00%, 2/1/39	2,000,000	1,959,786
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,408,013
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32	1,000,000	1,117,661
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/33	1,500,000	1,684,591
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/44	1,000,000	1,045,458
Southeast Regional Management District GO, 4.00%, 4/1/38 (AG)	500,000	482,484

Southeast Regional Management District GO, 4.00%, 4/1/39 (AG)	540,000	507,996
Southeast Regional Management District GO, 4.00%, 4/1/41 (AG)	1,000,000	908,601
Southeast Regional Management District GO, 4.00%, 4/1/43 (AG)	825,000	725,319
State of Texas GO, 5.00%, 10/1/29	10,000,000	10,016,724
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,889,616
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	11,720,000	12,933,045
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,282,229
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/33 (BAM)	1,510,000	1,672,979
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/34 (BAM)	1,515,000	1,678,372
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/35 (BAM)	1,605,000	1,768,726
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,492,965
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	1,910,979
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co., Inc.)	1,795,000	1,838,746
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,694,554
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	12,300,000	13,093,784
Texas Municipal Power Agency Rev., 5.00%, 9/1/39 (BAM)	450,000	475,859
Texas Municipal Power Agency Rev., 5.00%, 9/1/40 (BAM)	800,000	837,266
Texas Municipal Power Agency Rev., 5.25%, 9/1/42 (BAM)	500,000	524,480
Texas Municipal Power Agency Rev., 5.50%, 9/1/44 (BAM)	500,000	528,644
Texas Municipal Power Agency Rev., 5.50%, 9/1/45 (BAM)	500,000	526,843
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,606,297
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	2,290,000	2,333,841
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/36	3,100,000	3,009,837
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	2,250,000	2,130,037
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,124,206
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.00%, 12/31/35	4,120,000	4,288,122
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,510,825
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 4/15/31	7,000,000	7,445,861
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/34	6,000,000	6,731,422
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/35	4,820,000	5,351,615
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/41	1,300,000	1,228,885
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	10,000,000	10,107,304
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/44	5,825,000	5,261,572
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,474,913
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,329,496
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,125,318
Upper Trinity Regional Water District Rev., 5.00%, 8/1/40 (BAM)	1,000,000	1,049,205
Upper Trinity Regional Water District Rev., 5.00%, 8/1/41 (BAM)	1,030,000	1,071,739
Upper Trinity Regional Water District Rev., 5.25%, 8/1/41 (BAM)	700,000	741,130
Upper Trinity Regional Water District Rev., 5.00%, 8/1/42 (BAM)	850,000	875,234
Upper Trinity Regional Water District Rev., 5.25%, 8/1/42 (BAM)	400,000	419,122
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	725,191
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,255,544
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,578,966
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,951,306
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,100,820
Viridian Municipal Management District GO, 4.00%, 12/1/31 (BAM)	500,000	513,869
Viridian Municipal Management District GO, 4.00%, 12/1/32 (BAM)	620,000	632,833
Viridian Municipal Management District GO, 4.00%, 12/1/34 (BAM)	585,000	589,201
Viridian Municipal Management District GO, 4.00%, 12/1/36 (BAM)	1,150,000	1,134,532
Viridian Municipal Management District GO, 4.00%, 12/1/37 (BAM)	1,150,000	1,118,456
		525,942,111

Utah — 0.7%
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	2,065,000	2,166,196
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	2,115,000	2,203,967
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/38 (AG)	2,650,000	2,741,726
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/39 (AG)	2,300,000	2,361,222
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,087,805
Intermountain Power Agency Rev., 5.00%, 7/1/37	2,000,000	2,116,443
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/29 (BAM)	600,000	649,998
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/31 (BAM)	600,000	663,825
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	4,430,000	4,283,139
Utah Transit Authority Rev., 5.00%, 6/15/30	1,000,000	1,114,273
Utah Transit Authority Rev., 5.00%, 6/15/31	750,000	845,063
Utah Transit Authority Rev., 5.00%, 6/15/32	1,000,000	1,136,720
Utah Transit Authority Rev., 5.00%, 12/15/32	2,000,000	2,281,282
		24,651,659
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/30 (AG)	640,000	640,693
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,046,175
		4,686,868
Virginia — 1.1%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,355,355
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	6,800,000	7,640,615
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	675,000	676,350
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	3,770,000	3,449,017
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	485,000	490,253
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,502,802
Prince William County Service Authority Rev., 5.00%, 7/15/37	750,000	839,061
Prince William County Service Authority Rev., 5.00%, 7/15/38	500,000	551,300
Prince William County Service Authority Rev., 5.00%, 7/15/40	390,000	420,923
Prince William County Service Authority Rev., 5.00%, 7/15/41	400,000	427,155
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	6,028,012
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/28	2,500,000	2,657,277
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,006,352
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	2,975,000	3,215,827
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,179,471
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,671,624
		41,111,394
Washington — 3.0%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,133,148
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	1,200,000	1,364,632
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	14,511,670
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	1,000,000	1,138,654
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	2,500,000	2,693,733
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	1,000,000	1,137,453
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,368,483
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	1,000,000	1,123,908
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,343,800
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,000,000	1,073,981
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,332,319

Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,479,810
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/35	1,000,000	1,106,889
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	1,916,380
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/40	2,000,000	2,119,956
King County Housing Authority Rev., 5.00%, 7/1/40	1,000,000	1,005,490
King County Housing Authority Rev., 5.375%, 7/1/45	3,460,000	3,514,784
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/44 (AG)	550,000	491,982
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/41 (SCH BD GTY)	1,605,000	1,697,004
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/42 (SCH BD GTY)	1,000,000	1,047,085
Seattle Municipal Light & Power Rev., 5.00%, 2/1/41	1,000,000	1,057,313
Seattle Municipal Light & Power Rev., 5.00%, 2/1/42	1,450,000	1,518,064
Seattle Municipal Light & Power Rev., 5.00%, 2/1/43	2,500,000	2,601,435
Seattle Water System Rev., 5.00%, 5/1/33	1,610,000	1,834,355
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,726,520
State of Washington GO, 5.00%, 2/1/30	9,000,000	9,094,050
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,438,122
State of Washington GO, 5.00%, 2/1/34	10,865,000	11,859,069
State of Washington GO, 5.00%, 8/1/38	1,250,000	1,364,065
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,152,599
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	5,981,629
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/33 (BAM)(2)	635,000	689,341
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/34 (BAM)(2)	670,000	722,724
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/35 (BAM)(2)	1,000,000	1,073,247
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/36 (BAM)(2)	1,000,000	1,060,612
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/37 (BAM)(2)	1,250,000	1,312,724
		111,087,030
West Virginia — 0.2%
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/44	750,000	729,759
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AG)	1,500,000	1,545,001
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AG)	4,000,000	4,131,110
		6,405,870
Wisconsin — 1.7%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	575,313
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/31	560,000	606,695
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/32	585,000	633,071
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/33	1,235,000	1,337,963
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/34	1,300,000	1,397,999
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/35	1,370,000	1,456,978
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/36	1,440,000	1,516,045
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/37	1,515,000	1,580,534
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/38	1,595,000	1,651,550
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/39	1,680,000	1,728,654
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	2,155,000	2,140,577
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AG)	690,000	721,584
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AG)	740,000	770,827
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AG)	750,000	778,206
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/30	750,000	786,284
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/35	1,100,000	1,145,460
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(2)	1,290,000	1,348,822
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(2)	1,610,000	1,679,773
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(2)	1,955,000	2,030,693
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(2)	3,000,000	3,015,243
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(2)	2,145,000	2,090,634
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AG)	925,000	968,189
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AG)	2,540,000	2,645,339

Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AG)	2,665,000	2,763,160
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AG)	2,800,000	2,894,235
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	3,500,000	3,543,703
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	991,163
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/36	425,000	451,935
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/38	350,000	364,503
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/40	400,000	407,466
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/45	1,000,000	1,006,042
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(2)	25,000	26,498
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(2)	65,000	71,406
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	475,000	487,878
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	20,000	21,167
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	35,000	37,043
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,675,000	1,608,299
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	817,257
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	911,960
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	1,100,000	836,424
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,704,117
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(2)	1,500,000	1,288,675
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	1,225,000	1,186,157
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	5,005,134
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,376,750
		62,407,405
TOTAL MUNICIPAL SECURITIES (Cost $3,681,867,953)		3,650,918,641
EXCHANGE-TRADED FUNDS — 0.5%
iShares National Muni Bond ETF	88,600	9,255,156
VanEck High Yield Muni ETF	178,900	8,853,761
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,123,313)		18,108,917
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $26,287)	26,284	26,287
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,700,017,553)		3,669,053,845
OTHER ASSETS AND LIABILITIES — 0.1%		2,445,776
TOTAL NET ASSETS — 100.0%		$3,671,499,621

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	834	December 2025	$173,921,578	$102,624
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	387	December 2025	$44,275,219	$(102,431)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AG-CR	–	Assured Guaranty, Inc. - Custodial Receipts
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Board Loan Fund
SCH BD GTY	–	School Bond Guaranty
SD CRED PROG	–	School District Credit Enhancement Program
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $195,907,535, which represented 5.3% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,650,918,641	—
Exchange-Traded Funds	$18,108,917	—	—
Short-Term Investments	26,287	—	—
	$18,135,204	$3,650,918,641	—
Other Financial Instruments
Futures Contracts	$102,624	—	—
Liabilities
Other Financial Instruments
Futures Contracts	$102,431	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.